Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term advances	$ 35,975,022	$ 31,100,000
FHLBB term advance Four
Long-term advances	5,000,000	5,000,000
FHLBB term advance Five
Long-term advances	0	5,000,000
FHLBB term advance Six
Long-term advances	10,000,000	10,000,000
FHLBB term advance One
Long-term advances	0	300,000
FHLBB term advance Two
Long-term advances	800,000	800,000
FHLBB term advance Three
Long-term advances	10,000,000	10,000,000
FHLBB Term advance Seven [Member]
Long-term advances	5,000,000	0
FHLBB term advance Eight [Member]
Long-term advances	5,000,000	0
FHLBB term advance Nine [Member]
Long-term advances	$ 175,022	$ 0